Marketable Securities, Available-for-Sale	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities, Available-for-Sale

3. Marketable Securities, Available-for-Sale

The Company invests its excess cash in marketable securities, including debt instruments of financial institutions, corporations with investment grade credit ratings, commercial paper and government agencies. Marketable securities, available-for-sale, consisted of the following (in thousands):

June 30, 2019

	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
U.S. government agency securities	Less than 1	$2,750	$1	$—	$2,751
Corporate debt securities	Less than 1	97,756	194	—	97,950
Commercial Paper	Less than 1	70,538	150	—	70,688

Total marketable securities		$171,044	$345	$—	$171,389

The Company did not hold marketable securities as of December 31, 2018. Gross realized gains and losses on available-for-sale securities were immaterial during the three and six months ended June 30, 2019.

None of the investments have been in a gross unrealized loss for a period greater than 12 months. At each reporting date, we perform an evaluation of impairment to determine if any unrealized losses are other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition of the issuer, and our intent and ability to hold the investment until recovery of the amortized cost basis. We intend and have the ability to hold our investments in unrealized loss positions until their amortized cost basis has been recovered. Further, based on our evaluation, there were no unrealized losses at June 30, 2019.